CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Deferred revenue	¥ 165,111	¥ 124,250
Accounts payable	14,718	13,583
Accrued and other liabilities	192,957	256,325
Income taxes payable, current	180,715	207,114
Amounts due to related parties	1,971	¥ 2,696
Operating lease liability, current	53,512
Income taxes payable, non-current	32,152
Operating lease liability, non-current	¥ 216,067
Preferred shares, shares authorized	1,666,667	1,666,667
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Class A Ordinary Shares [Member]
Ordinary shares, shares authorized	66,666,667	66,666,667
Oridinary shares, shares isued	38,858,199	38,756,289
Ordinary shares, shares outstanding	38,858,199	38,756,289
Class C Ordinary Shares [Member]
Ordinary shares, shares authorized	8,333,333	8,333,333
Oridinary shares, shares isued	4,708,415	4,708,415
Ordinary shares, shares outstanding	4,708,415	4,708,415
Consolidated variable interest entity without recourse [Member]
Deferred revenue | ¥	¥ 157,663	¥ 116,753
Accounts payable | ¥	8,686	8,996
Accrued and other liabilities | ¥	149,197	192,302
Income taxes payable, current | ¥	180,472	206,871
Amounts due to related parties | ¥	1,971	2,417
Operating lease liability, current | ¥	29,341	0
Income taxes payable, non-current | ¥	32,152	0
Operating lease liability, non-current | ¥	¥ 88,293	¥ 0